Due From Financial Institutions at Amortized Cost - Summary of Changes in the Allowances for Due from Financial Institutions Losses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transfer between stages:
Reversal of credit losses	₩ (1,095)	₩ 8,504	₩ 5,234
Due from financial institutions measured at amortized cost | 12-month expected credit losses
Disclosure Of Changes In The Allowances For Due From Financial Institutions At Amortized Cost Losses Line Items [line Items]
Beginning	2,969	2,947
Transfer between stages:
Transfer to 12-month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Impairment	0	0
Reversal of credit losses	(392)	(51)
Others	166	73
Ending	2,743	2,969	2,947
Due from financial institutions measured at amortized cost | Lifetime expected credit losses - Non-impaired
Disclosure Of Changes In The Allowances For Due From Financial Institutions At Amortized Cost Losses Line Items [line Items]
Beginning	0	34
Transfer between stages:
Transfer to 12-month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Impairment	0	0
Reversal of credit losses	0	(35)
Others	0	1
Ending	0	0	34
Due from financial institutions measured at amortized cost | Lifetime expected credit losses - Impaired
Disclosure Of Changes In The Allowances For Due From Financial Institutions At Amortized Cost Losses Line Items [line Items]
Beginning	0	282
Transfer between stages:
Transfer to 12-month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Impairment	0	0
Reversal of credit losses	0	(282)
Others	0	0
Ending	₩ 0	₩ 0	₩ 282